Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent events
Subsequent events
21.	Subsequent events

Dividend

On January 16, 2025, the Company’s board of directors approved and declared a special cash dividend of US$9.94 per ordinary share, or US$9.94 per ADS, to holders of record of ordinary shares and ADSs as of the close of business on February 10, 2025. The aggregate amount of cash distributed for the dividends is approximately US$299,977,858 (equivalent to RMB2,150,781,246) and is paid on February 20, 2025.